Housing loans and deposits from customers in the banking business (Tables)	12 Months Ended
Mar. 31, 2017
Banking and Thrift [Abstract]
Aggregate Amounts of Annual Maturities of Time Deposits with Remaining Term of More Than One Year

At March 31, 2017, aggregate amounts of annual maturities of time deposits with a remaining term of more than one year are as follows:

Fiscal year ending March 31	Yen in millions
2019	59,777
2020	15,411
2021	13,443
2022	9,390
2023	10,619
Later fiscal years	18,771

Total	127,411